                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------------
     This Amendment (Check only one):   [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 30 Rowes Wharf, Suite 500
         Boston, Massachusetts 02110

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles Curtis
Title:   Chief Financial Officer
Phone:   617-897-5800

Signature, Place, and Date of Signing:

     /s/ Charles Curtis           Boston, Massachusetts        August 13, 2010
----------------------------    -------------------------    -------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         113
Form 13F Information Table Value Total:  $1,401,029
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 6/30/10

(ITEM 1)              (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)    (ITEM 6)   (ITEM 7)         (ITEM 8)
                                                                                           VOTING AUTHORITY
                                                                                               (SHARES)
NAME                    TITLE                 FAIR     SHARES OR                       ------------------------
OF                       OF       CUSIP      MARKET    PRINCIPAL  INVESTMENT    OTHER     SOLE   SHARED   NONE
ISSUER                  CLASS    NUMBER       VALUE     AMOUNT    DISCRETION  MANAGERS     (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------
3M CO COM             COMMON    88579Y101   1,698,285    21,500 X    SOLE                 21,000    0       500
A T & T INC (NEW)     COMMON    00206R102 123,090,815 5,088,500 X    SOLE              4,667,700    0   420,800
ABBOTT LABS           COMMON    002824100  55,551,250 1,187,500 X    SOLE              1,096,800    0    90,700
AGNICO EAGLE MINES LT COMMON    008474108   4,102,650    67,500 X    SOLE                 63,000    0     4,500
AMERICAN ELECTRIC POW COMMON   0025537101   3,714,500   115,000 X    SOLE                115,000    0         0
ANADARKO PETE CORP    COMMON    032511107  21,275,055   589,500 X    SOLE                536,800    0    52,700
ARCHER DANIELS MIDLAN COMMON    039483102  34,727,900 1,345,000 X    SOLE              1,227,800    0   117,200
AURA MINERALS INC COM COMMON    05152Q305     436,134   115,000 X    SOLE                115,000    0         0
AVION GOLD CORP COM   COMMON    053750105      46,582   100,000 X    SOLE                100,000    0         0
BANK OF AMERICA       COMMON    060505104  15,637,003 1,088,170 X    SOLE              1,014,670    0    73,500
BANK OF NEW YORK MELL COMMON    064058100  20,418,630   827,000 X    SOLE                767,000    0    60,000
BARRICK GOLD CORP COM COMMON    067901108  76,379,620 1,682,000 X    SOLE              1,544,800    0   137,200
BAXTER INTL INC       COMMON    071813109   3,149,600    77,500 X    SOLE                 77,500    0         0
BEMIS INC COM         COMMON    081437105   3,874,500   143,500 X    SOLE                136,000    0     7,500
BUNGE LIMITED         COMMON    G16962105     368,925     7,500 X    SOLE                  7,500    0         0
CATERPILLAR INC       COMMON    149123101   1,321,540    22,000 X    SOLE                 22,000    0         0
CENOVUS ENERGY INC CO COMMON    15135U109   2,772,425   107,500 X    SOLE                 91,500    0    16,000
CENTRAL FD CDA LTD    COMMON    153501101   1,672,770   111,000 X    SOLE                111,000    0         0
CENTRAL GOLDTRUST TR  COMMON    153546106   1,934,000    40,000 X    SOLE                 40,000    0         0
CGA MINING LTD SHS    COMMON    Q22628103   1,090,079   615,000 X    SOLE                615,000    0         0
CHESAPEAKE ENERGY COR COMMON    165167107   9,270,375   442,500 X    SOLE                391,600    0    50,900
CHEVRONTEXACO CORPORA COMMON    166764100   6,921,720   102,000 X    SOLE                 88,700    0    13,300
CHUBB CORP            COMMON    171232101     375,075     7,500 X    SOLE                  7,500    0         0
CIEN 0.250% 05/01/13  CONVERT   171779AB7   1,695,949 2,097,000 X    SOLE              2,097,000    0         0
CISCO SYS INC         COMMON    17275R102  21,469,825 1,007,500 X    SOLE                940,000    0    67,500

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 6/30/10

(ITEM 1)              (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)    (ITEM 6)   (ITEM 7)         (ITEM 8)
                                                                                           VOTING AUTHORITY
                                                                                               (SHARES)
NAME                    TITLE                 FAIR     SHARES OR                       ------------------------
OF                       OF       CUSIP      MARKET    PRINCIPAL  INVESTMENT    OTHER     SOLE   SHARED   NONE
ISSUER                  CLASS    NUMBER       VALUE     AMOUNT    DISCRETION  MANAGERS     (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------
CITIGROUP CONV PFD 7. PREFERR   172967416   8,289,398    73,364 X    SOLE                 68,864    0     4,500
CITIGROUP INC.        COMMON    172967101  23,659,800 6,292,500 X    SOLE              5,828,000    0   464,500
CLAUDE RES INC COM    COMMON    182873109     214,562   200,000 X    SOLE                200,000    0         0
COCA COLA             COMMON    191216100   1,754,200    35,000 X    SOLE                 35,000    0         0
COMCAST CORP CL A SPL COMMON    20030N200     328,600    20,000 X    SOLE                 20,000    0         0
COMCAST CORP NEW COM  COMMON    20030N101  53,065,350 3,055,000 X    SOLE              2,811,300    0   243,700
CONAGRA INC           COMMON    205887102  17,956,400   770,000 X    SOLE                699,000    0    71,000
CONOCOPHILLIPS COM    COMMON    20825C104   1,580,698    32,200 X    SOLE                 32,200    0         0
CORNING INC           COMMON    219350105   5,450,625   337,500 X    SOLE                323,500    0    14,000
CVS/CAREMARK CORP     COMMON    126650100   2,638,800    90,000 X    SOLE                 88,000    0     2,000
DELL INC COM          COMMON    24702R101  22,431,600 1,860,000 X    SOLE              1,728,500    0   131,500
DEVON ENERGY CORP NEW COMMON    25179M103   4,690,840    77,000 X    SOLE                 74,200    0     2,800
E M C CORP MASS       COMMON    268648102  14,823,000   810,000 X    SOLE                745,000    0    65,000
ENCANA CORP COM       COMMON    292505104   5,764,600   190,000 X    SOLE                168,700    0    21,300
EQT CORP COM          COMMON    26884L109   2,891,200    80,000 X    SOLE                 70,000    0    10,000
EXXON CORPORATION     COMMON    30231G102   9,041,315   158,425 X    SOLE                147,925    0    10,500
FEDEX CORP            COMMON    31428X106     350,550     5,000 X    SOLE                  5,000    0         0
FREEPORT MCMORAN COPP COMMON    35671D857     295,650     5,000 X    SOLE                  5,000    0         0
FRONTIER COMMUNICATIO COMMON    35906A108  30,306,375 4,262,500 X    SOLE              3,892,000    0   370,500
GENERAL ELECTRIC      COMMON    369604103  28,587,650 1,982,500 X    SOLE              1,838,500    0   144,000
GILEAD SCIENCES INC C COMMON    375558103   2,313,900    67,500 X    SOLE                 67,500    0         0
GOLDCORP INC NEW COM  COMMON    380956409   9,756,625   222,500 X    SOLE                209,500    0    13,000
GOOGLE INC CL A       COMMON    38259P508   3,871,065     8,700 X    SOLE                  8,700    0         0
HALLIBURTON CO        COMMON    406216101   5,953,375   242,500 X    SOLE                212,000    0    30,500
HESS CORP             COMMON    42809H107  33,501,270   665,500 X    SOLE                610,350    0    55,150

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 6/30/10

(ITEM 1)              (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)    (ITEM 6)   (ITEM 7)         (ITEM 8)
                                                                                           VOTING AUTHORITY
                                                                                               (SHARES)
NAME                    TITLE                 FAIR     SHARES OR                       ------------------------
OF                       OF       CUSIP      MARKET    PRINCIPAL  INVESTMENT    OTHER     SOLE   SHARED   NONE
ISSUER                  CLASS    NUMBER       VALUE     AMOUNT    DISCRETION  MANAGERS     (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------
IAMGOLD CORP COM      COMMON    450913108     353,600    20,000 X    SOLE                 20,000    0         0
INTEL CORP            COMMON    458140100   5,348,750   275,000 X    SOLE                247,500    0    27,500
INTERNATIONAL BUSINES COMMON    459200101  42,600,600   345,000 X    SOLE                321,700    0    23,300
INTERNATIONAL PAPER C COMMON    460146103   6,110,100   270,000 X    SOLE                254,500    0    15,500
ISHARES RUSSEL 2000 0 OPTION    44P99P354     352,500       500 X    SOLE                    500    0         0
ISHARES SLVR TR L-T J OPTION    9TP99U056      70,835       155 X    SOLE                    155    0         0
ISHARES SLVR TR L-T J OPTION    9TP99U122     141,450       345 X    SOLE                    345    0         0
J.P. MORGAN CHASE & C COMMON    46625H100   5,481,615   149,730 X    SOLE                141,730    0     8,000
JAGUAR MNG INC COM    COMMON    47009M103     618,100    70,000 X    SOLE                 70,000    0         0
KIRKLAND LAKE GOLD IN COMMON    49740P106   2,553,660   320,000 X    SOLE                320,000    0         0
KLONDEX MINES LTD     COMMON    498696103      63,200    40,000 X    SOLE                 40,000    0         0
KROGER CO             COMMON    501044101  39,872,250 2,025,000 X    SOLE              1,861,000    0   164,000
LAKE SHORE GOLD CORP  COMMON    510728108   5,348,232 1,776,000 X    SOLE              1,776,000    0         0
LILLY ELI & CO        COMMON    532457108  20,100,000   600,000 X    SOLE                551,100    0    48,900
MANULIFE FINL CORP CO COMMON    56501R106     182,250    12,500 X    SOLE                 12,500    0         0
MARSH & MCLENNAN COS  COMMON    571748102  15,841,375   702,500 X    SOLE                644,500    0    58,000
MCDONALDS             COMMON    580135101     329,350     5,000 X    SOLE                  5,000    0         0
MERCK & COMPANY       COMMON    58933Y105   2,797,600    80,000 X    SOLE                 80,000    0         0
MICROSOFT CORP        COMMON    594918104  71,446,050 3,105,000 X    SOLE              2,857,100    0   247,900
MOSAIC COMPANY        COMMON    61945A107  13,681,980   351,000 X    SOLE                319,600    0    31,400
MYLAN LABS INC        COMMON    628530107  21,853,800 1,282,500 X    SOLE              1,183,300    0    99,200
NEWMONT MNG CORP      COMMON    651639106  37,970,100   615,000 X    SOLE                560,900    0    54,100
NEWS CORP CL A        COMMON    65248E104   7,235,800   605,000 X    SOLE                560,000    0    45,000
OMNICARE INC COM      COMMON    681904108  24,114,750 1,017,500 X    SOLE                938,000    0    79,500
ORACLE SYS CORP       COMMON    68389X105   3,379,950   157,500 X    SOLE                152,500    0     5,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 6/30/10

(ITEM 1)              (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)    (ITEM 6)   (ITEM 7)         (ITEM 8)
                                                                                           VOTING AUTHORITY
                                                                                               (SHARES)
NAME                    TITLE                 FAIR     SHARES OR                       ------------------------
OF                       OF       CUSIP      MARKET    PRINCIPAL  INVESTMENT    OTHER     SOLE   SHARED   NONE
ISSUER                  CLASS    NUMBER       VALUE     AMOUNT    DISCRETION  MANAGERS     (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------
OREZONE GOLD CORP COM COMMON    68616T109      20,468    25,000 X    SOLE                 25,000    0         0
PEPSICO INC           COMMON    713448108     304,750     5,000 X    SOLE                  5,000    0         0
PERSEUS MINING LTD SH COMMON    Q74174105     284,200   140,000 X    SOLE                140,000    0         0
PETROLEO BRASILEIRO S COMMON    71654V408     566,280    16,500 X    SOLE                 16,500    0         0
PFIZER INC            COMMON    717081103  63,073,406 4,423,100 X    SOLE              4,090,100    0   333,000
QUALCOMM INC COM      COMMON    747525103     903,100    27,500 X    SOLE                 27,500    0         0
RAIFFEISEN INTL BK DE OPTION    RIBH12P34      37,843       100 X    SOLE                    100    0         0
RAINY RIVER RES LTD C COMMON    75101R100     430,817    70,000 X    SOLE                 70,000    0         0
ROGERS COMMUNICATIONS COMMON    775109200     327,600    10,000 X    SOLE                 10,000    0         0
ROYAL DUTCH SHELL PLC COMMON    780259206     502,200    10,000 X    SOLE                 10,000    0         0
ROYAL GOLD INC COM    COMMON    780287108     528,000    11,000 X    SOLE                 11,000    0         0
SAIC INC COM          COMMON    78390X101  17,217,090 1,028,500 X    SOLE                939,100    0    89,400
SAN GOLD CORP COM     COMMON    79780P104     250,250    55,000 X    SOLE                 55,000    0         0
SCHLUMBERGER          COMMON    806857108   6,447,608   116,509 X    SOLE                103,509    0    13,000
SPDR GOLD JAN/11 80   OPTION    7W779W3AB     374,850        90 X    SOLE                     90    0         0
SPDR GOLD TRUST GOLD  COMMON    78463V107  14,170,488   116,457 X    SOLE                 99,457    0    17,000
SPROTT PHYSICAL GOLD  COMMON    85207H104     880,500    75,000 X    SOLE                 75,000    0         0
SUNCOR ENERGY INC     COMMON    867224107  11,172,480   379,500 X    SOLE                360,000    0    19,500
TALISMAN ENERGY INC C COMMON    87425E103  53,570,220 3,529,000 X    SOLE              3,228,800    0   300,200
TEVA PHARMACEUTICAL I COMMON    881624209     259,950     5,000 X    SOLE                  5,000    0         0
TEXAS INSTRUMENTS INC COMMON    882508104   1,164,000    50,000 X    SOLE                 50,000    0         0
TIME WARNER INC COM   COMMON    887317303  18,805,955   650,500 X    SOLE                604,000    0    46,500
TOTAL FINA SA SPONSOR COMMON    89151E109   7,254,000   162,500 X    SOLE                161,000    0     1,500
TRANSATLANTIC HLDGS I COMMON    893521104   2,326,060    48,500 X    SOLE                 46,500    0     2,000
TRANSOCEAN LTD ZUG NA COMMON    H8817H100     208,485     4,500 X    SOLE                  4,500    0         0

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13F AS OF 6/30/10

(ITEM 1)              (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)    (ITEM 6)   (ITEM 7)         (ITEM 8)
                                                                                           VOTING AUTHORITY
                                                                                               (SHARES)
NAME                    TITLE                 FAIR     SHARES OR                       ------------------------
OF                       OF       CUSIP      MARKET    PRINCIPAL  INVESTMENT    OTHER     SOLE   SHARED   NONE
ISSUER                  CLASS    NUMBER       VALUE     AMOUNT    DISCRETION  MANAGERS     (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------
TRAVELERS COMPANIES I COMMON    89417E109  44,448,125   902,500 X    SOLE                834,200    0    68,300
U S BANCORP           COMMON    902973304   4,782,900   214,000 X    SOLE                209,000    0     5,000
UNUM GROUP COM        COMMON    91529Y106  13,074,250   602,500 X    SOLE                557,500    0    45,000
VALERO ENERGY         COMMON    91913Y100  24,632,600 1,370,000 X    SOLE              1,253,500    0   116,500
VERIZON COMMUNICATION COMMON    92343V104   5,337,810   190,500 X    SOLE                182,500    0     8,000
VICTORIA GOLD CORP CO COMMON    92625W101     273,284   440,000 X    SOLE                440,000    0         0
VODAFONE GROUP INC    COMMON    92857W209     620,100    30,000 X    SOLE                 30,000    0         0
VOLTA RESOURCES INC C COMMON    92870R104      25,600    20,000 X    SOLE                 20,000    0         0
WAL MART STORES INC   COMMON    931142103  53,694,190 1,117,000 X    SOLE              1,027,500    0    89,500
WEATHERFORD INTERNATI COMMON    H27013103     229,950    17,500 X    SOLE                 17,500    0         0
WELLS FARGO           COMMON    949746101   1,443,840    56,400 X    SOLE                 56,400    0         0
WILLIAMS CO           COMMON    969457100   6,078,100   332,500 X    SOLE                318,000    0    14,500
YAHOO INC COM         COMMON    984332106  14,947,200 1,080,000 X    SOLE                989,500    0    90,500